Schedule of Warrants Outstanding and Exercisable (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Warrant One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Issue Date	Dec. 17, 2021	Dec. 17, 2021
Warrants, Adjusted Exercise Price	$ 14.99	$ 14.99
Warrants, Expiration Date	Dec. 15, 2026	Dec. 15, 2026
Number of Shares Underlying Warrants	36,538	36,538
Warrant Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Issue Date	Dec. 17, 2021	Dec. 17, 2021
Warrants, Adjusted Exercise Price	$ 13.99	$ 13.99
Warrants, Expiration Date	Dec. 17, 2026	Dec. 17, 2026
Number of Shares Underlying Warrants	281,047	281,047
Warrant Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Issue Date		Feb. 16, 2021
Warrants, Adjusted Exercise Price		$ 49.99
Warrants, Expiration Date		Feb. 11, 2026
Number of Shares Underlying Warrants		65,003
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Underlying Warrants	317,585	382,588